ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Schedule of Brookfield Renewables Accounts Payable and Accrued Liabilities
Brookfield Renewable’s accounts payable and accrued liabilities as at December 31 are as follows:

(MILLIONS)	2025	2024
Accounts payable	$959	$787
Operating accrued liabilities	624	733
Interest payable on borrowings	247	264
Income tax payable	85	28
LP Unitholders distributions, preferred limited partnership unit distributions, preferred dividends payable, perpetual subordinate notes distributions and exchange shares dividends(1)	65	60
Current portion of contract liability	63	47
Current portion of lease liabilities	53	49
Other	150	136
	$2,246	$2,104
(1)Includes amounts payable only to external LP unitholders and BEPC exchangeable shareholders. Amounts payable to Brookfield Holders are included in due to related parties.